As filed with the Securities and Exchange Commission on February 18, 2005

Registration No. 33-21754

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC File No. 811-5563

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 89	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY*

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on __________ pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on April 18, 2005, pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under flexible premium variable life insurance policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-04-000524, as filed on April 26, 2004, and included in Form 497, Accession No. 0000892569-04-000786, as filed on July 1, 2004, and included in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-05-000043, as filed on February 10, 2005, incorporated by reference herein.)

Supplement Dated                     , 2005 to
Prospectus Dated May 1, 2004 for Pacific Select Exec
Flexible Premium Variable Life Insurance Policy (the “policy”)
Issued by Pacific Life Insurance Company

The following replaces Your Investment Options: Transferring among investment options:

Transferring among
investment options

If your state requires us to refund your premiums when you exercise your right to cancel, you can make transfers and use transfer programs only after the free look transfer date. Your transfer of accumulated value on the free look transfer date does not count as a transfer for purpose of applying the limitations described in this section. For more information, please see Pacific Select Exec basics.

If you live in Connecticut, Georgia, Maryland, North Carolina, North Dakota, or Pennsylvania, you can make transfers to the Fixed account any time during the first 18 months of your policy.	You can transfer among your investment options any time during the life of your policy without triggering any current income tax. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer programs. You’ll find more information about making telephone and electronic transfers in Pacific Select Exec basics.

Transfers will normally be effective as of the end of the business day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Your policy’s accumulated value may be invested in up to 20 investment options at one time.

• Transfers are limited to 25 for each calendar year.

• If you have used all of the transfers available to you in a calendar year, you may no longer make transfers between the investment options until the start of the next calendar year. However, you may make one (1) transfer of all or a portion of your policy’s accumulated value remaining in the variable investment options into the Money Market investment option prior to the start of the next calendar year.

• Additionally, only two (2) transfers in any calendar month may involve any of the following investment options: [International Value, International Large-Cap and Emerging Markets].

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered one (1) transfer. A transfer of accumulated value from the loan account into your investment options following a loan payment is considered a transfer under these limitations. Transfers into the loan account, or transfers that occur as a result of the dollar cost averaging program, the portfolio rebalancing program, the first year transfer program or an approved asset allocation service are excluded from the limitation.

• There is no minimum amount required if you’re making transfers between variable investment options.

We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed account. Please contact us or your registered representative to find out if a waiver is currently in effect.	• You can make transfers from the variable investment options to the Fixed account only in the policy month right before each policy anniversary.

• You can only make one transfer from the Fixed account in any 12-month period. Your transfer is limited to $5,000 or 25% of your policy’s accumulated value in the Fixed account.

• Currently, there is no charge for making a transfer but we may charge you in the future.

• There is no minimum required value for the investment option you’re transferring to or from.

• You cannot make a transfer if your policy is in the grace period and is in danger of lapsing.

• We can restrict or suspend transfers.

1

• We may choose to impose limits on transfer amounts, the value of the investment options you’re transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all transfers that fall within the stated parameters of such policy.

Market-timing restrictions
The policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. This in turn can have an adverse effect on portfolio performance and therefore your policy’s performance. Such trading may also cause dilution in the value of the investment options held by long-term policy owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

We have policies and procedures in place with respect to frequent transfers of accumulated value among investment options that are designed to discourage these transfers. We monitor certain large transaction activity in an attempt to detect patterns of trading that may not be in the best interests of the portfolios. While we have adopted policies and procedures designed to discourage excessive or short-term transfers, there is a risk that these policies will not detect this activity or will otherwise prove ineffective in whole or in part.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of investment options, or reorganization of underlying portfolios or other extraordinary circumstances.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:

• not accepting transfer instructions from a policy owner, and

• restricting your ability to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium,

• not accepting transfer instructions from an agent acting on behalf of more than one policy owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

We will send you written notice if we refuse or delay your transfer request.

2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION NOT REQUIRED IN PROSPECTUS

Item 27. Exhibits

1.	(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993.[1]

		(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[2]

	(2)	Inapplicable

	(3)	(a)	Distribution Agreement Between Pacific Mutual Life Insurance Company and Pacific Equities Network[1]

		(b)	Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers[1]

		(c)	Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.[10]

	(4)	(a)	Flexible Premium Variable Life Insurance Policy and various riders[1]

		(b)	Endorsement Amending Suicide Exclusion Provision[1]

		(c)	Added Protection Benefit Rider[1]

		(d)	Accelerated Living Benefit Rider[1]

		(e)	Accidental Death Rider (form R84-AD)[4]

		(f)	Annual Renewable Term Rider (form R88-ART-VL)[4]

		(g)	Children’s Term Rider (form R84-CT)[4]

		(h)	Disability Rider (Form R84-DB)[4]

		(i)	Guaranteed Insurability Rider (Form R84-GI)[4]

		(j)	Waiver of Charges Rider (Form R88-WC)[4]

		(k)	Estate Tax Repeal Rider[4]

	(5)		Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[4]

	(6)	(a)	Bylaws of Pacific Life Insurance Company[2]

		(b)	Articles of Incorporation of Pacific Life Insurance Company[2]

(7)	Form of Reinsurance Contract[7]

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund[3]

	(b)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company[3]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00[4]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00[4]

	(e)	Addendum to Participation Agreement with M Fund Inc. 8/7/00[4]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02[6]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01[5]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02[6]

	(i)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company[8]
	(j)	Addenda to Participation Agreement with M Fund, Inc. dated 9/22/03 and 1/15/04[9]

	(k)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III[10]

	(l)	Service Contract with Fidelity Distributors Corporation[10]

	(m)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc.[10]

	(n)	Administrative Services Agreement with FAM Distributors, Inc.[10]

	(o)	Participation Agreement T. Rowe Price Equity Series, Inc.[10]

	(p)	Administrative Services Agreement with T. Rowe Price Associates, Inc.[10]

	(q)	Participation Agreement with Van Eck Worldwide Insurance Trust[10]

	(r)	Service Agreement with Van Eck Securities Corporation[10]

(9)	Inapplicable

(10)	Inapplicable

(11)		Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered[1]

(12)		Inapplicable

(13)		Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[10]

	(b)	Consent of Dechert[1]

(15)		Inapplicable

(16)		Inapplicable

(17)		Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)		Power of Attorney[6]

[1]	Filed as part of Post-Effective Amendment No. 11 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-21754 Accession Number 000089430-96-000968.

[2]	Filed as part of Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-21754, Accession Number 0001017062-98-000893.

[3]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-21754, Accession Number 0001017062-00-000593.

[4]	Filed as part of Post-Effective Amendment No. 20 to the Registration Statement on Form S-6 filed via EDGAR on April 23, 2001, File No. 33-21754, Accession Number 0001017062-01-500060.

[5]	Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form S-6 filed via EDGAR on December 26, 2001, File No. 33- 21754, Accession Number 0001017062-01-500968.

[6]	Filed as part of Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 2002, File No. 33- 21754, Accession Number 0001017062-02-000848.

[7]	Filed as part of Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 filed via EDGAR on February 12, 2003, File No. 33- 21754, Accession Number 0001017062-03-000212.

[8]	Filed as part of Post-Effective Amendment No. 28 to the Registration Statement on Form N-6 filed via EDGAR on April 29, 2003, File No. 33- 21754, Accession Number 0001017062-03-000978.

[9]	Filed as part of Post-Effective Amendment No. 30 on Form N-6 filed via EDGAR on April 26, 2004, File No. 33-21754, Accession Number 0000892569-04-000524.

[10]	Filed as part of Post-Effective Amendment No. 32 on Form N-6 filed via EDGAR on February 10, 2005, File No. 033-21754, Accession Number 0000892569-05-000043.

Item 28. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President, Controller and Chief Accounting Officer
James T. Morris	Executive Vice President

The address for each of the persons listed above is as follows:

          700 Newport Center Drive

          Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: a 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); a 33% ownership of ACG Acquisition IX LLC and ACG Acquisition 40 LLC; and ACG Trust 2004-1 Holding LLC and its subsidiary ACG Funding Trust 2004-1 (a Delaware Statutory Trust) ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation). Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG XIX LLC, which in turn owns ACG XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 50% ownership of Asset Management Finance Corporation (a Delaware Corporation); an 8% ownership of Scottish Re Group Limited [(a Grand Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company); Las Vegas Golf I, LLC (a Delaware Limited Liability Company) and its subsidiary, Angel Park Golf LLC (a Nevada Limited Liability Company); and Bryan Texas Apartments, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); Pacific Financial Products Inc. (a Delaware Corporation); and Allianz-Pac Life Partners LLC, a non-managing membership interest (a Delaware Limited Liability Company). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation) and its subsidiary, Contemporary Financial Solutions, Inc. (a Delaware Corporation), United Planners’ Group, Inc. (an Arizona Corporation), a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation); and M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary, Tower Asset Management, LLC (a Delaware Limited Liability Company). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., and West Coast Realty Advisors, Inc.; United Planners’ Group, Inc. is the general partner and holds an approximately 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

     PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account of Pacific Life, Pacific Select Variable Annuity Separate Account of Pacific Life, Pacific Corinthian Variable Separate Account of Pacific Life, Separate Account A of Pacific Life, Separate Account B of Pacific Life, Pacific Select Exec Separate Account of PL&A, Separate Account A of PL&A and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Edward R. Byrd	VP
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Adrian S. Griggs	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
S. Kendrick Dunn	AVP, Compliance

     The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
Compensation on
(1)	(2)	Events Occasioning	(4)	(5)
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

     Not applicable

Item 34. Fee Representation

     REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company has duly caused this Post-Effective Amendment No. 33 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 18th day of February, 2005.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant)

BY: PACIFIC LIFE INSURANCE COMPANY (Depositor)

BY:

Thomas C. Sutton*
Chief Executive Officer

*BY:	/s/ SHARON A. CHEEVER
Sharon A. Cheever
as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 33-21754, Accession No. 0001017062-02-000848, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 33 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 18th day of February, 2005.

BY:	PACIFIC LIFE INSURANCE COMPANY (Registrant)

BY:
Thomas C. Sutton*
Chief Executive Officer

*BY:	/s/ SHARON A. CHEEVER Sharon A. Cheever
as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 33-21754, Accession No. 0001017062-02-000848, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	_______, 2005

Glenn S. Schafer*	Director and President	_______, 2005

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	_______, 2005

David R. Carmichael*	Director, Senior Vice President and General Counsel	_______, 2005

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	_______, 2005

Edward R. Byrd*	Vice President, Controller and Chief Accounting Officer	_______, 2005

Brian D. Klemens*	Vice President and Treasurer	_______, 2005

James T. Morris*	Executive Vice President	_______, 2005

*BY:	/s/ SHARON A. CHEEVER
	Sharon A. Cheever	February 18, 2005
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 24 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 33-21754, Accession No. 0001017062-02-000848, and incorporated by reference herein.)